INCOME TAXES (Details) - USD ($)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Profits tax rate		25.00%	25.00%	25.00%
INCOME TAX BENEFIT		$ (729,000)	$ 0	$ 0
Other Subsidiaries and VIE
Income Taxes [Line Items]
Profits tax rate		25.00%
2022
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 25,695,000
2023
Income Taxes [Line Items]
Operating Loss Carryforwards		8,939,000
2024
Income Taxes [Line Items]
Operating Loss Carryforwards		10,634,000
2025
Income Taxes [Line Items]
Operating Loss Carryforwards		5,628,000
2026
Income Taxes [Line Items]
Operating Loss Carryforwards		2,345,000
Hong Kong
Income Taxes [Line Items]
INCOME TAX BENEFIT		0	$ 0	$ 0
Operating Loss Carryforwards		3,000
Hong Kong | Corporate profits of first HKD 2 million
Income Taxes [Line Items]
Corporate Profits	$ 2,000,000
Profits tax rate	8.25%
Hong Kong | Corporate profits exceeds HKD 2 million
Income Taxes [Line Items]
Corporate Profits	$ 2,000,000
Profits tax rate	16.50%
PRC [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 53,241,000